Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events
17.	Subsequent Events

As previously reported on a Current Report on Form 8-K filed March 23, 2012, on February 22, 2012, the Company received notice from the OTC Bulletin Board (OTC BB) that its common stock would be removed from OTC BB under NASD Rule 6530(e), under which any OTC BB issuer that is delinquent in its reporting obligations three times in a 24-month period is ineligible for quotation on the OTC BB for a period of one year. The Company requested and received a hearing to review the OTC BB's determination, which occurred on April 2, 2012 before the Financial Industry Regulatory Authority (FINRA). On May 16, 2012, the Company received notice of decision from FINRA that the Company’s securities are not eligible for continued quotation on the OTC BB and would be promptly removed from the OTC BB. The Company believes that while it is seeking a long term solution to enhanced stockholder liquidity, its common stock will continue to be traded in other over the counter markets under its same ticker symbol (MNDL or MNDLE), such as the OTC Market's OTC QB (accessed through www.otcmarkets.com, but not incorporated by reference herein). Although there are no guarantees of success, the Company is actively pursuing appropriate steps to ensure the long term liquidity of the Company's common stock, including seeking listing on a national securities exchange.

On April 12, 2012, the Company entered into a Separation and General Release Agreement with Mr. David Mandell, Executive Vice President and General Counsel of Mandalay Digital Group, Inc.

On May 6, 2012, the Board of Directors of the Company elected Mr. Christopher Rogers as a director.

As previously reported on a Current Report on Form 8-K filed May, 30, 2012, on May 18, 2012 the Company entered into amendments to the restricted stock agreements governing grants of shares of restricted common stock made to Mr. Peter Adderton, chief executive officer, and Mr. Robert Ellin, executive chairman, the original details of which were previously disclosed on the Company’s Current Report on Form 8-K filed on January 4, 2012. These amendments clarified that the holders of such shares have all rights of a stockholder with respect to those shares (vested or unvested), including voting and dividend rights, subject to the restrictions and forfeiture provisions of the restricted stock agreements.

On May 23, 2012, the Company received the written consent from stockholders holding a majority of its outstanding common stock to permit (but not require) the Board of Directors of the Company to amend its Amended and Restated Certificate of Incorporation to (i) effect a reverse stock split of the Company’s common stock at any time prior to April 26, 2013, by a ratio of not less than one-for-two and not more than one-for-ten, with the exact ratio to be set at a whole number within this range as determined by the Board of Directors in its sole discretion (the “Reverse Stock Split”) and (ii) to increase the number of authorized shares of the Company’s capital stock to 202,000,000 shares of stock, of which 200,000,000 shares would be classified as Company common stock and 2,000,000 shares would be classified as Company preferred stock (the “Authorized Stock Increase”). In addition, such stockholders, pursuant to the written consent, also approved the Company’s Amended and Restated 2011 Equity Incentive Plan of the Company, and related forms of Equity Incentive Plan Notice of Grant Restricted Stock Agreement, and Notice of Grant and Stock Option Agreement (the “Plan Approval”).

On June 7, 2012, the Company entered into an Equity Financing Binding Term Sheet, with an accredited investor, pursuant to which the Company agreed to issue an aggregate of 1,428,571 shares of its common stock and warrants to purchase 357,142 shares of its common stock (subject to adjustment), for an aggregate purchase price of $1,000,000. The warrants have an exercise price of $0.70 per share (subject to adjustment) and a five year term. In addition, the Equity Agreement provides that (a) the Company will use its best efforts to file a registration statement covering the shares of common stock issued and the shares of common stock issuable upon exercise of the warrants within 120 calendar days after the date of the Equity Agreements and use its best efforts to cause the registration statement to become effective as soon as possible thereafter; and (b) the applicable investor will have a right to participate in future financings by the Company (subject to standard exceptions) for a period of two years on a pro rata basis in accordance with his ownership interests in the Company (on a fully diluted basis assuming exercise of the applicable warrant).

On June, 7, 2012, Adage Capital Partners, LP agreed that it would not to abstain from exercising its warrant to purchase 2,500,000 shares of common stock, issued December 29, 2011, as amended March 1, 2012, until informed in writing by the Company that the Company has increased its authorized capital sufficiently so that exercise can be effectuated without the Company being in an over-issuance position with respect to the shares underlying such warrants.

On June, 7, 2012, TAJA, LLC agreed that it would abstain from exercising the following warrants and convertible note, until informed in writing by the Company that the Company has increased its authorized capital sufficiently so that exercise can be effectuated without the Company being in an over-issuance position with respect to the shares underlying such warrants and note: (1) Warrant to Purchase 1,071,429 shares of Common Stock, issued December 29, 2011, as amended on March 1, 2012; (2) Warrant to Purchase 2,000,000 shares of Common Stock issued December 29 ,2011 as amended on March 1, 2012; (3) Unsecured Subordinated Convertible Note, due June 21, 2015, in the original principal amount of $3,000,000.